Schedule of Fair Value Warrant by Using Black-Scholes Pricing Model Assumptions Prior to Modification (Details)	Sep. 30, 2024 $ / shares	Oct. 30, 2023 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	$ 1.06
Measurement Input, Share Price [Member] | Existing Purchase Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price		$ 4.90
Measurement Input, Share Price [Member] | Existing Inducement Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price		4.90
Measurement Input, Share Price [Member] | Existing Purchase Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price		4.90
Measurement Input, Share Price [Member] | Existing Inducement Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price		$ 4.90
Measurement Input, Expected Term [Member] | Existing Purchase Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiration term (in years)		4 years 14 days
Measurement Input, Expected Term [Member] | Existing Inducement Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiration term (in years)		3 years 29 days
Measurement Input, Expected Term [Member] | Existing Purchase Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiration term (in years)		5 years
Measurement Input, Expected Term [Member] | Existing Inducement Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiration term (in years)		5 years
Measurement Input, Option Volatility [Member] | Existing Purchase Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		90.0
Measurement Input, Option Volatility [Member] | Existing Inducement Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		90.0
Measurement Input, Option Volatility [Member] | Existing Purchase Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		90.0
Measurement Input, Option Volatility [Member] | Existing Inducement Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		90.0
Measurement Input, Risk Free Interest Rate [Member] | Existing Purchase Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		4.66
Measurement Input, Risk Free Interest Rate [Member] | Existing Inducement Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		4.72
Measurement Input, Risk Free Interest Rate [Member] | Existing Purchase Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		4.60
Measurement Input, Risk Free Interest Rate [Member] | Existing Inducement Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		4.60
Measurement Input, Expected Dividend Payment [Member] | Existing Purchase Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0.0
Measurement Input, Expected Dividend Payment [Member] | Existing Inducement Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0.0
Measurement Input, Expected Dividend Payment [Member] | Existing Purchase Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0.0
Measurement Input, Expected Dividend Payment [Member] | Existing Inducement Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0.0